Fathom OpCo Predecessor Period Acquisitions - Dahlquist - Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020	Dec. 16, 2020	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 1,189,464	$ 83,113	$ 63,215		$ 33,007
Dahlquist Machine, LLC [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash				$ 357
Accounts receivable, net				1,215
Inventory				1,597
Indemnification asset - PPP Loan				518
Prepaid expenses				8
Fixed assets, net				3,753
Intangible assets				8,300
Total assets acquired				15,748
Accounts payable				68
Paycheck Protection Program (PPP) loan				518
Accrued expenses				475
Total liabilities assumed				1,061
Total identifiable net assets				14,687
Goodwill				$ 2,945